Provisions for legal proceedings (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Provisions For legal Proceedings [Abstract]
Opening Balance	$ 2,199	$ 3,113
Additions, net of reversals	190	464
Use of provision	(261)	(744)
Revaluation of existing proceedings and interest charges	19	28
Others	6	20
Cumulative translation adjustment	75	(682)
Closing Balance	$ 2,228	$ 2,199